Subsequent events - Additional information (Details) - Puhui Lixin	Nov. 24, 2022 CNY (¥)
Disclosure of non-adjusting events after reporting period
Consideration for Sale of Equity Interest	¥ 199,200,000
Equity interest sale
Disclosure of non-adjusting events after reporting period
Percentage of Equity Interest Sold	40.00%